Other Liabilities and Deferred Credits (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other liabilities and deferred credits
Personal injury and other claims provisions	$ 237	$ 260
Contract liabilities	186	82
Environmental provisions	16	19
Stock-based compensation liability	4	5
Deferred credits and other	169	156
Total other liabilities and deferred credits	$ 612	$ 522